U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                    FORM 24F-2

                          Annual Notice of Securities Sold
                              Pursuant to Rule 24f-2

               Read instructions at end of form before preparing form
                               Please print or type
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1.  Name and address of Issuer:   Quantitative Group of Funds
                                  55 Old Bedford Road
                                  Lincoln, MA 01773
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2.  Name of each series or class of funds for which this notice is filed:

            Series                          Class(es) of Shares
           ________                        ____________________
Quantitative Small Cap Fund               Ordinary and Institutional
Quantitative Mid Cap Fund                 Ordinary and Institutional
Quantitative Growth and Income Fund       Ordinary and Institutional
Quantitative International Equity Fund    Ordinary and Institutional
Quantitative Emerging Markets Fund        Ordinary and Institutional
Quantitative Foreign Value Fund           Ordinary and Institutional
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3.   Investment Company Act File Number:  811-3790

     Securities Act File Number:          2-84904
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4.  Last day of fiscal year for which this notice is filed:  March 31, 1999
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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 designation:

                                                                  /   /
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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    Not applicable
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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained
    unsold at the beginning of the fiscal year:   0
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8.  Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: 0

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9.  Number and aggregate sale price of securities sold during the fiscal year.
    2,622,176 shares were sold for an aggregate sale price of $32,815,648.
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:
    2,622,176 shares were sold for an aggregate sale price of $32,815,648.
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable see Instruction B. 7):

    359,734 shares of beneficial interest were sold for an aggregate sales price of $6,864,026.
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12. Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during    $32,815,648
         the fiscal year in reliance on Rule 24f-2 (from
         Item 10):

    (ii) Aggregate price of shares issued in connection +$ 6,864,026 with dividend reinvestment plans (from Item 11, if applicable):

    (iii) Aggregate price of shares redeemed or repurchased - $44,664,457 during the fiscal year (if applicable):

    (iv)  Aggregate price of shares redeemed or repurchased  -$        0
          and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):

     (v)  Net aggregate price of securities sold and issued  $         0
          during the fiscal year in reliance of rule 24f-2
          [line (i), plus line (ii), less line (iii), plus
          (line (iv)] (if applicable):

    (vi)  Multiplier prescribed by Section 6(b) of the       X 1/3300
          Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

    (vii) Fee due [line (i) or line (v) multiplied by        $         0
          line (vi)]:

Instruction:  Issuers should complete line (ii), (iv), and (v) only if the form is being filed within 60 days after the
              close of the issuer's fiscal year.  See Instruction C.3.
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13.   Check box if fees are being remitted to the Commission's
      lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
                                                               / /
      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: Not applicable.
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                             SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*  /s/  MARK A. KATZOFF
                          _____________________
                             Mark A. Katzoff, Clerk

Date  May 14, 1999

*Please print the name and title of the signing officer below the signature
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